SEGMENT INFORMATION (Schedule of Amount Relating From Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [abstract]
Revenue from contracts with customers	$ 101,980	$ 90,435	$ 97,035
Revenue from other sources
Total revenue	$ 101,980	$ 90,435	$ 97,035